Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Valuation Allowance for Deferred Tax Assets [Abstract]
Beginning balance	$ 1,317,383	$ 1,133,158
Additions		184,225
Reversals	(337,191)
Ending balance	$ 980,192	$ 1,317,383